Earnings Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
16.	Earnings Per Share

Basic earnings per share is computed based on the weighted-average number of common shares outstanding and diluted earnings per share is computed based on the weighted-average number of common shares outstanding adjusted by the number of additional shares that would have been outstanding had potentially dilutive common shares been issued. Potentially dilutive securities include stock options and nonvested share awards. Nonvested performance-based share awards are included in the average diluted shares outstanding for each period if established performance criteria have been met at the end of the respective periods.

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company:

	Six Months Ended June 30,
	2013	2012
Numerator
Net loss attributable to Global Brass and Copper Holdings, Inc.	$(5,744)	$(6,012)

Denominator
Weighted-average common shares outstanding	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards	—	—

Weighted-average common shares outstanding, assuming dilution	21,110,000	21,110,000

Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.27)	$(0.28)
Diluted	$(0.27)	$(0.28)

In the second quarter of 2013, the Company granted 104,444 options to purchase shares of common stock, 136,080 nonvested shares of restricted stock, and 98,441 nonvested performance-based shares to certain members of the Company’s management and its Board of Directors. For the six months ended June 30, 2013, the dilutive effect of 4,278 shares of nonvested restricted stock was excluded from the earnings per share calculation as they would be anti-dilutive given the loss in the period.